TRADE RECEIVABLES AND REVENUES FROM MINING OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2011
TRADE RECEIVABLES AND REVENUES FROM MINING OPERATIONS
Trade receivables in respect of sales of bullion and concentrates to third parties

	2011	2010
Dore bars awaiting settlement	$—	$24,281
Concentrates awaiting settlement	75,899	88,668

	$75,899	$112,949

Revenues from mining operations

	2011	2010	2009
Revenues from mining operations:
Gold	$1,563,760	$1,216,249	$474,875
Silver	171,725	104,544	59,155
Zinc	70,522	77,544	57,034
Copper	14,451	22,219	22,571
Lead	1,341	1,965	127

	$1,821,799	$1,422,521	$613,762